Income taxes (Tables)	12 Months Ended
Nov. 30, 2023
Major components of tax expense (income) [abstract]
Summary of major component of income tax and deferred tax explanatory
The following table presents the components of the current and deferred tax expenses (recovery).

	2023	2022	2021

Current tax expense	$450	$443	$63

Deferred tax expense (recovery)

Origination and reversal of temporary differences	$(5,972)	$(11,705)	$(7,796)

Change in unrecognized deductible temporary differences	5,943	11,705	7,796

Total deferred tax expense (recovery)	$(29)	$-	$-

Total current and deferred tax expense	$421	$443	$63

Summary of reconciliation between effective and income tax amounts explanatory
Reconciliation between effective and applicable tax amounts.

	2023	2022	2021

Income taxes at domestic tax statutory rate	$(6,237)	$(12,400)	$(8,390)

Change in unrecognized deductible temporary differences	5,943	11,705	7,796

Impact of differences in statutory tax rates	(130)	102	64

Non-deductible expenses and other	845	1,036	593

Total income tax expense	$421	$443	$63

Summary of temporary difference, unused tax losses and unused tax credits
As at November 30, 2023 and 2022, the amounts and expiry dates of Canadian tax attributes for which no deferred tax asset was recognized were as follows:

		2023		2022

	Federal	Provincial	Federal	Provincial

Research and development expenses, without time limitation	$87,151	$105,549	$86,768	$105,174

Losses carried forward 2027	5,512	5,504	5,569	5,561
2028	33,761	16,258	34,110	16,426
2029	14,345	12,124	14,494	12,250
2030	8,423	8,420	8,510	8,507
2031	17,346	15,397	17,525	15,556
2032	11,752	10,791	11,874	10,902
2033	8,444	8,365	8,532	8,451
2034	7,733	7,665	7,813	7,744
2037	6,901	6,818	6,972	6,889
2038	2,013	1,938	2,034	1,958
2039	1,326	1,289	1,340	1,302
2040	7,242	7,218	7,317	7,292
2041	19,152	19,078	19,350	19,276
2042	29,042	28,885	31,181	31,190
2043	19,298	19,284	-	-

Other temporary differences, without time limitation

Excess of tax value of property and equipment over carrying value	435	420	1,000	454

Excess of tax value of intellectual property and patent fees over carrying value	10,660	10,656	10,765	10,765

Available deductions and other	73,522	32,536	69,448	28,034

Summary of amounts and expiry dates of tax attributes carry forward explanatory
The Company entered into the following transactions, which had no impact on its cash flows.

	2023	2022	2021

Deferred financing costs included in accounts payable and accrued liabilities	$-	$-	$174

Additions to property and equipment included in accounts payable and accrued liabilities	-	156	-

Acquisition of derivative financial assets included in accounts payable and accrued liabilities	-	104	-

Additions to intangible assets included in accounts payable and accrued liabilities	-	2,832	-

Reclassification of other Deferred financing costs to deficit	-	38	-

Share issue cost included in accounts payable and accrued liabilities	505	37	-